ORGANIZATION AND OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
ORGANIZATION AND OPERATIONS
ORGANIZATION AND OPERATIONS

NOTE 1: ORGANIZATION AND OPERATIONS

ConnectM Technology Solutions, Inc. (the “Company”, “we” and/or “our”), a Delaware corporation, conducts its operations through its subsidiaries as a constellation of technology-driven businesses powering the modern energy economy. The Company’s mission is to reshape how energy is used in homes, businesses, transportation, infrastructure, and logistics to create a higher quality of life, lower costs, and help chart a course for a more sustainable future.

The Company delivers solutions to its customers for (i) the decarbonization of homes, critical infrastructure and businesses through energy management-as-a-service offerings, including weatherization, HVAC, solar, battery and EV charging solutions, and through the wholesale distribution of AI-enabled heat pump equipment and smart controls, (ii) the facilitation of business-to-business transportation through its online and mobile last-mile delivery platform utilizing contracted drivers, and (iii) the management of connected operations through its industrial internet of things (“IIoT”) platform. These offerings are integrated and optimized through the Company’s proprietary platform, developed and continuously enhanced by Keen Labs, its AI and technology subsidiary.

The Company also offers physical products as part of its solutions offerings. These include AI-enabled heat pump systems for use in the decarbonization of homes and businesses, as well as solar panels, inverters, battery storage systems, and related balance-of-system components, which are procured and distributed by the Company’s wholly-owned subsidiary, Keen Labs Operations, Inc., to installation partners, including Sun Solar, LLC. The Company also offers display clusters, digital control units, and vehicle control units used in the management of connected operations, which are sold in the India market through the Company’s subsidiary, ConnectM India Private Limited (“CMI”).

The Company also provides managed solutions offerings, including human resources management, procurement services, omnichannel marketing and lead generation services, and access to working capital solutions designed to improve operating efficiency and enhance profitability for service providers.

The Company’s platform and associated software continuously collect and analyze operational data, generating actionable insights that customers use for monitoring, optimization and decision-making, and enabling applications such as predictive maintenance and virtual power plant integration.

The Company is actively rationalizing its segment portfolio to focus on its highest-quality, U.S.-based verticals that contribute positively to operating results. During the three months ended March 31, 2026, certain HVAC, solar, and other home service operations within the Owned Service Network segment were divested or wound down as the Company shifted its decarbonization strategy toward product-led and technology-enabled offerings. Concurrently, the Company recast its segment reporting structure to separately present its Keen Labs segment, which conducts the Company’s technology platform operations and U.S. wholesale procurement and distribution of solar, energy storage, and related balance-of-system components through Keen Labs Operations, Inc., and which contributed approximately $1,850,000 of product sales revenue during the quarter under VPP kit supply arrangements with installation partners. The remaining Owned Service Network and Managed Solutions operations are subject to ongoing strategic review. In addition, as further described in Note 15, Subsequent Events, the Company has entered into a share exchange agreement with Blue Cloud Softech Solutions Ltd. (“BCSSL”) pursuant to which the Company expects to transfer its Cambridge Energy Resources, India-based Transportation, and Geo Impex operations to BCSSL in exchange for BCSSL equity (the “BCSSL Transaction”). Upon consummation of the BCSSL Transaction, the Distributed Energy & Renewables segment is expected to be substantially eliminated.

The Company reports its results through seven operating segments: Owned Service Network, Managed Solutions, Distributed Energy & Renewables, Keen Labs, Logistics, Transportation, and Other. The Company earns revenue outside the United States from its Distributed Energy & Renewables and Transportation segments.

NOTE 1: ORGANIZATION AND OPERATIONS

ConnectM Technology Solutions, Inc. (the “Company,” “we” and/or “our”), a Delaware corporation, conducts its operations through its subsidiaries and operates a unified, AI-enabled technology platform powering the modern energy economy. Through this platform, the Company connects OEMs, service providers and end customers to enable electrification, decarbonization and grid-aware energy management across residential, commercial and infrastructure applications.

The Company delivers solutions to its customers for (i) the decarbonization of homes, critical infrastructure and businesses through energy management-as-a-service offerings, including weatherization, HVAC, solar, battery and EV charging solutions, (ii) the facilitation of business-to-business transportation through its online and mobile last-mile delivery platform utilizing contracted drivers, and (iii) the management of connected operations through its industrial internet of things (“IIoT”) platform. These offerings are integrated and optimized through the Company’s proprietary platform, developed and continuously enhanced by Keen Labs, its AI and technology subsidiary.

The Company also offers physical products as part of its solutions offerings, including AI-enabled heat pump systems for use in the decarbonization of homes and businesses, as well as display clusters, digital control units and vehicle control units used in the management of connected operations.

The Company also provides managed solutions offerings, including human resources management, procurement services, omnichannel marketing and lead generation services, and access to working capital solutions designed to improve operating efficiency and enhance profitability for service providers.

The Company’s platform and associated software continuously collect and analyze operational data, generating actionable insights that customers use for monitoring, optimization and decision-making, and enabling applications such as predictive maintenance and virtual power plant integration.

The Company earns revenue outside the United States from its Owned Service Network, Distributed Energy & Renewables and Transportation segments.

On July 12, 2024, the Company consummated the Business Combination which was accounted for as a reverse recapitalization with Legacy ConnectM being deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”). Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy ConnectM issuing stock for the net assets of MCAC, accompanied by a recapitalization. The net assets of MCAC were stated at fair value, with no goodwill or other intangible assets recorded. While MCAC was the legal acquirer in the Business Combination, because Legacy ConnectM was deemed the accounting acquirer, the historical financial statements of Legacy ConnectM became the historical financial statements of the combined company, upon consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Legacy ConnectM prior to the Business Combination; (ii) the combined results of MCAC and Legacy ConnectM following the closing of the Business Combination; (iii) the assets and liabilities of Legacy ConnectM at their historical cost; and (iv) the Company’s equity structure for all periods presented. For more details on the reverse recapitalization, see Note 4 “Reverse Capitalization” to the Company’s Consolidated Financial Statements. As a result of the reverse recapitalization, all references to numbers of common shares and per common share data for 2024 in these consolidated financial statements and related notes have been retroactively adjusted to account for the effect of the reverse recapitalization.

Basis of presentation and principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and in accordance with the rules and regulations of the United States Securities and Exchange Commission (“SEC”) and include the assets, liabilities, revenues, and expenses of all wholly owned subsidiaries over which the Company exercises control. All significant intercompany accounts, transactions and profits and losses were eliminated in consolidation. The Company has evaluated its relationships with other entities and has determined that it does not have any variable interest entities for which it is the primary beneficiary. Any reference in these footnotes to the applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the ASC and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

These consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, and its controlled subsidiaries over which the Company exercises majority board control; investment in joint ventures, in which the Company shares equal control with its partner, are accounted for under the equity method. Intercompany accounts, transactions, profits and losses have been eliminated in consolidation. Investments in entities where the Company holds at least a 20% ownership interest and has the ability to exercise significant influence, but not control, over the investee are accounted for using the equity method of accounting.

These consolidated financial statements are presented in United States Dollars (“USD” or $), which is the functional currency of the Company.

Non-controlling Interest: The portion of equity not owned by the Company in entities controlled and consolidated by the Company are presented as non-controlling interest and classified as a component of consolidated stockholders’ deficit, separate from total stockholders’ deficit on the Company’s consolidated balance sheets. The amount recorded is based on the non-controlling interest holders’ initial investment, adjusted to reflect the non-controlling interest holder’s share of earnings or losses from the Company controlled entity, and any distributions received or additional contributions made by the non-controlling interest holder. Changes to the Company’s ownership that do not result in a loss of control are accounted for as equity transactions. The earnings or losses from the entity attributable to non-controlling interests are reflected in net income attributable to non-controlling interests on the accompanying consolidated statements of operations and comprehensive loss. All significant intercompany accounts, transactions, and profits and losses were eliminated in consolidation. These consolidated financial statements are presented in United States Dollars (“USD” or $), which is the functional currency of the Company.